Subsequent Events (Tables)	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Schedule of Short-term Loans Subsequent

Short-term loans subsequent to the year ended June 30, 2025 consisted of the following:

Lender	RMB	US$	Issuance Date	Expiration Date	Effective Interest Rate
Bank of China(1)	14,305,007	1,996,902	July 25, 2025	Scheduled repayments per contract from September 30, 2026	5.10%
Shanghai Pudong Development Bank(1)	14,488,396	2,022,502	July 29, 2025	Scheduled repayments per contract from September 30, 2026	5.10%
China Agricultural Bank(1)	9,149,607	1,277,236	July 31, 2025	Scheduled repayments per contract from September 30, 2026	5.10%
Zhengzhou Bank(1)	14,868,698	2,075,590	July 30, 2025	Scheduled repayments per contract from September 30, 2026	5.10%
China Construction Bank	1,500,000	209,392	October 17, 2025	October 17, 2026	3.0%
China Construction Bank	4,500,000	628,176	October 21, 2025	October 21, 2026	2.6%
China Construction Bank	4,000,000	558,378	October 22, 2025	October 22, 2026	2.6%
Total	62,811,707	$8,768,176
Less: current portion	10,000,000	1,395,946
Long term portion	52,811,707	$7,372,230

(1)	As of the issuance date of consolidated financial statements, the full syndicated loan amount of approximately $36.3 million (RMB 260.0 million) has been drawn down.